Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Annual Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Capital lease payments 2020	$ 9,570
Capital lease payments 2021	19,099
Capital lease payments 2022	19,099
Capital lease payments 2023	64,387
Capital lease payments 2024	23,781
Capital lease payments Total	135,936
Less: Amount of interest (Leonidio and Kyparissia)	(5,997)
Total lease payments	129,939
Less: Financing costs, net	(1,583)
Total lease payments, net	$ 128,356	$ 136,735